Lease Liability (Narrative) (Details) - Finance lease obligations [Member]	Dec. 31, 2020
Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Borrowings, interest rate	1.95%
Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Borrowings, interest rate	5.44%